UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6718

DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31

Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--147.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	440,000 a	458,150
Agricultural--1.1%
Philip Morris,
Notes	7.20	2/1/07	3,445,000	3,454,250
Philip Morris,
Debs.	7.75	1/15/27	1,495,000 b	1,839,234
				5,293,484
Airlines--.0%
U.S. Air,
Enhanced Equipment Notes,
Cl. CL C	8.93	10/15/09	429,622 c,d	43
Asset-Backed Ctfs./Auto Receivables--1.8%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	900,000 a	888,705
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 a	1,062,634
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	14,224	14,228
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,000,000	989,799
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,405,000	1,392,158
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	700,000 a	712,133
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	971,826	971,563
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	495,000	493,728
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	149,838	146,679
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	146,312	143,971
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,065,000	2,044,185
				8,859,783
Asset-Backed Ctfs./Credit Cards--1.6%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	2,455,000	2,444,967
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	5,268,000	5,632,990
				8,077,957
Asset-Backed Ctfs./Home Equity Loans--10.5%
Accredited Mortgage Loan Trust,
Ser. 2005-3, Cl. A2A	5.42	9/25/35	591,249 e	591,668
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,795,000 e	1,746,628
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.37	6/25/36	727,819 e	728,271
Citicorp Residential Mortgage

Securities, Ser. 2006-2,
Cl. A1A	5.87	9/25/36	723,530 e	723,523
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	1,672,632 e	1,674,342
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	1,700,000 e	1,659,302
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	594,605 e	602,507
Countrywide Asset-Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.45	7/25/36	1,598,443 e	1,599,526
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	348,121 e	348,326
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	1,431,410 e	1,424,927
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	2,455,000 e	2,446,551
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	720,582 e	718,378
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FFH3, Cl. 2A1	5.45	9/25/35	307,256 e	307,465
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.43	11/25/35	218,757 e	218,923
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	1,360,000 e	1,366,094
Home Equity Asset Trust,
Ser. 2005-8, Cl. M5	5.93	2/25/36	1,795,000 e	1,803,994
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1	5.50	1/25/37	1,230,000 e	1,229,237
Home Equity Mortgage Trust,
Ser. 2006-4, Cl. A1	5.67	11/25/36	1,219,079 e	1,221,424
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.36	4/25/36	1,620,005 e	1,621,013
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	600,808 e	601,290
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.37	4/25/36	1,155,953 e	1,156,672
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	740,000 e	740,000
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	2,076,300 e	2,066,279
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2006-2,
Cl. A2A	5.40	1/25/37	3,588,492 e	3,591,577
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	1,525,000 e	1,531,646
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	2,200,000 e	2,196,002
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	2,450,000 e	2,456,280
Renaissance Home Equity Loan

Trust, Ser. 2006-3, Cl. AF1	5.92	11/25/36	1,298,030 e	1,298,313
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	1,230,000	1,200,288
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.42	4/25/35	312,904 e	313,131
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.80	2/25/35	1,585,000 e	1,605,500
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.87	2/25/35	490,000 e	497,223
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	926,338	904,614
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	1,610,000 e	1,618,061
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.76	10/25/35	625,000 e	628,382
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	1,805,000 e	1,812,450
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	5.79	10/25/35	450,000 e	451,950
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.43	3/25/36	467,386 e	467,652
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	4,254,321 e	4,220,208
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,120,000 e	1,112,739
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC2, Cl. A2A	5.42	12/25/35	185,458 e	185,595
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.43	12/25/35	8,071 e	8,077
				52,696,028
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,581,103	1,636,767
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,375,000	1,370,593
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	745,000	751,040
				3,758,400
Automobile Manufacturers--1.0%
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	800,000	781,707
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.82	3/13/09	1,375,000 e	1,376,797
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	5.90	10/31/08	2,725,000 e	2,735,175
				4,893,679
Banks--7.1%
Bacob Bank,
Sub. Notes	7.25	9/29/49	1,030,000 a,e	1,046,224
Chevy Chase Bank, F.S.B.,
Sub. Notes	6.88	12/1/13	1,220,000	1,232,200
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	2,185,000 a,e	2,102,593
Colonial Bank N.A./Montgomery, AL

Sub. Notes	6.38	12/1/15	1,105,000	1,141,933
Colonial Bank/Montgomery, AL
Sub. Notes	8.00	3/15/09	385,000	402,592
Crestar Capital Trust I,
Gtd. Cap. Secs.	8.16	12/15/26	2,655,000	2,768,005
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	1,470,000 a	1,573,832
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	2,370,000 a,e	2,277,544
Islandsbanki,
Notes	5.53	10/15/08	775,000 a,e	773,500
Landsbanki Islands,
Notes	6.10	8/25/09	2,450,000 a,e	2,452,399
Popular North America,
Notes	5.74	12/12/07	1,315,000 e	1,318,407
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	520,000 a,e	523,879
Sovereign Bancorp,
Sr. Notes	5.68	3/1/09	2,145,000 a,e	2,151,053
SunTrust Preferred Capital I,
Notes	5.85	12/15/49	345,000 e	348,159
USB Capital IX,
Gtd. Notes	6.19	4/15/49	4,890,000 e	4,997,585
Washington Mutual,
Sub. Notes	4.63	4/1/14	2,650,000 b	2,486,097
Washington Mutual,
Notes	5.67	1/15/10	1,100,000 e	1,105,238
Wells Fargo Capital I,
Gtd. Cap. Secs.	7.96	12/15/26	1,215,000	1,265,248
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	1,695,000	1,868,843
Zions Bancorporation,
Sr. Unscd. Notes	5.49	4/15/08	2,350,000 e	2,351,828
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,335,000	1,371,532
				35,558,691
Building & Construction--.9%
American Standard,
Gtd. Notes	7.38	2/1/08	1,530,000	1,555,837
Centex,
Notes	4.75	1/15/08	725,000	718,173
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,365,000	1,339,251
D.R. Horton,
Gtd. Notes	8.00	2/1/09	900,000	946,410
				4,559,671
Chemicals--.7%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	540,000	575,100
ICI North America,
Debs.	8.88	11/15/06	775,000	775,786
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	550,000	538,375
Lubrizol,
Debs.	6.50	10/1/34	690,000 b	704,769
RPM International,
Sr. Notes	4.45	10/15/09	1,140,000	1,103,865
				3,697,895

Commercial & Professional Services--1.2%
Aramark Services,
Gtd. Notes	6.38	2/15/08	1,900,000	1,904,852
Aramark Services,
Gtd. Notes	7.00	5/1/07	1,750,000	1,757,835
ERAC USA Finance,
Notes	5.63	4/30/09	700,000 a,e	701,630
ERAC USA Finance,
Notes	7.95	12/15/09	760,000 a	815,522
R.R. Donnelley & Sons,
Notes	5.00	11/15/06	800,000	799,536
				5,979,375
Commercial Mortgage Pass-Through Ctfs.--4.3%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	944,801 a,e	945,982
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	1,824,236 a,e	1,824,236
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	544,935 a,e	545,860
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	724,517 a,e	726,781
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	484,483 a,e	484,483
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	284,940 a,e	289,394
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	8.02	7/25/36	260,598 a,e	260,596
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	452,664 a,e	459,855
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,125,000	1,100,675
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	1,365,000 e	1,346,006
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	1,460,000 a	1,524,395
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.51	5/15/23	2,285,000 a,e	2,287,097
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,290,000 a	1,286,237
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	1,650,000 a	1,666,970
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	400,000 a	401,408
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,075,000	1,052,628
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E	7.50	3/15/30	300,000	307,017
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	695,000 a	696,910
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	4,267,779 a	4,132,984
				21,339,514

Diversified Financial Services--11.3%
American Express,
Sub. Debs.		6.80	9/1/66	750,000 e	798,968
Ameriprise Financial,
Jr. Sub. Bonds		7.52	6/1/66	2,330,000 b,e	2,538,074
Amvescap,
Notes		4.50	12/15/09	2,480,000	2,422,876
Amvescap,
Notes		5.38	12/15/14	700,000	689,740
Amvescap,
Sr. Notes		5.90	1/15/07	1,005,000	1,005,673
Capital One Financial,
Sr. Notes		5.67	9/10/09	2,000,000 e	2,007,162
CIT Group,
Sr. Notes		5.56	8/15/08	2,035,000 e	2,039,998
Countrywide Home Loans,
Gtd. Notes, Ser. L		2.88	2/15/07	2,500,000	2,482,550
Countrywide Home Loans,
Notes		4.13	9/15/09	1,445,000 b	1,403,113
FCE Bank,
Notes	EUR	4.38	9/30/09	1,000,000 e,f	1,222,061
Ford Motor Credit,
Notes		6.19	9/28/07	2,470,000 e	2,454,140
Fuji JGB Investment,
Bonds		9.87	12/29/49	1,175,000 a,e	1,255,701
Glencore Funding,
Gtd. Notes		6.00	4/15/14	2,885,000 a	2,806,531
GMAC,
Notes		6.27	1/16/07	2,230,000 e	2,229,819
HSBC Finance,
Sr. Notes		5.74	9/14/12	3,060,000 b,e	3,085,129
Jefferies Group,
Sr. Notes		7.75	3/15/12	805,000	884,099
Kaupthing Bank,
Notes		6.07	1/15/10	2,295,000 a,b,e	2,295,156
Kaupthing Bank,
Notes		7.13	5/19/16	2,960,000 a	3,158,643
Leucadia National,
Sr. Notes		7.00	8/15/13	1,100,000	1,112,375
MBNA Capital,
Gtd. Cap. Secs., Ser. A		8.28	12/1/26	905,000	943,788
MUFG Capital Finance 1,
Gtd. Bonds		6.35	7/29/49	2,625,000 e	2,643,199
Pemex Finance,
Bonds		9.69	8/15/09	1,890,000	2,047,087
Residential Capital,
Sr. Unscd. Notes		6.38	6/30/10	1,230,000	1,249,317
Residential Capital,
Gtd. Notes		7.20	4/17/09	2,390,000 a,e	2,395,669
SB Treasury,
Bonds		9.40	12/29/49	2,390,000 a,e	2,535,040
SLM,
Notes, Ser. A		5.52	7/27/09	3,800,000 e	3,806,787
St. George Funding,
Bonds		8.49	12/29/49	2,100,000 a,e	2,212,010
Tokai Preferred Capital,
Bonds		9.98	12/29/49	2,240,000 a,e	2,395,864
Windsor Financing,

Gtd. Notes	5.88	7/15/17	626,502 a	628,909
				56,749,478
Diversified Metals & Mining--1.1%
Falconbridge,
Bonds	5.38	6/1/15	265,000	255,157
Falconbridge,
Debs.	7.35	11/1/06	1,970,000	1,970,000
Noranda,
Notes	6.00	10/15/15	1,655,000	1,667,116
Southern Copper,
Sr. Notes	7.50	7/27/35	1,430,000	1,536,062
				5,428,335
Electric Utilities--4.8%
American Electric Power,
Sr. Notes	4.71	8/16/07	1,020,000 e	1,014,430
Cinergy,
Debs.	6.53	12/16/08	1,015,000	1,038,375
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	1,375,000 a	1,478,645
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	2,265,000	2,249,362
Dominion Resources/VA,
Sr. Notes, Ser. D	5.66	9/28/07	2,765,000 e	2,766,584
DTE Energy,
Sr. Notes, Ser. A	6.65	4/15/09	1,155,000	1,189,087
FirstEnergy,
Notes, Ser. A	5.50	11/15/06	1,140,000	1,139,997
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	2,580,000	2,702,220
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	508,453 a	500,388
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	2,030,000	2,035,526
Mirant North America,
Gtd. Notes	7.38	12/31/13	575,000 b	584,344
National Grid,
Notes	6.30	8/1/16	1,010,000	1,053,724
NiSource Finance,
Gtd. Notes	5.97	11/23/09	1,300,000 e	1,300,965
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	1,500,000	1,525,918
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	2,335,000	2,293,778
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,225,000	1,224,641
				24,097,984
Environmental Control--.7%
Oakmont Asset Trust,
Notes	4.51	12/22/08	1,265,000 a	1,236,508
USA Waste Services,
Sr. Notes	7.00	7/15/28	1,000,000	1,104,153
Waste Management,
Sr. Notes	6.50	11/15/08	950,000	972,614
				3,313,275
Food & Beverages--.9%
H.J. Heinz,
Notes	6.43	12/1/20	1,625,000 a	1,656,803
Safeway,

Sr. Unscd. Notes		4.13	11/1/08	930,000	907,423
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	1,100,000	1,113,750
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	800,000	826,933
					4,504,909
Foreign/Governmental--5.8%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	1,770,000 e	1,751,415
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	830,000	814,750
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	10,550,000 b,f	5,019,123
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	25,645,000 f	2,496,036
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	45,375,000 f	15,227,534
Republic of Argentina,
Bonds		5.59	8/3/12	5,285,000 e	3,797,272
					29,106,130
Health Care--1.7%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	1,528,000	1,521,271
Coventry Health Care,
Sr. Notes		5.88	1/15/12	880,000 b	878,218
HCA,
Unscd. Sr. Notes		7.88	2/1/11	1,140,000	1,100,100
HCA,
Unscd. Sr. Notes		8.75	9/1/10	375,000	379,688
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	3,276,000	3,563,984
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	925,000	908,274
					8,351,535
Hotels--.0%
Host Hotels & Resorts,
Sr. Notes		6.88	11/1/14	215,000 a	216,881
Lodging & Entertainment--.8%
Cinemark,
Sr. Discount Notes		0.00	3/15/14	200,000 g	163,750
Harrah's Operating,
Gtd. Notes		7.13	6/1/07	1,020,000	1,024,886
MGM Mirage,
Gtd. Notes		8.50	9/15/10	1,575,000	1,675,406
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	1,000,000	996,250
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	155,000	154,225
					4,014,517
Machinery--.2%
Terex,
Gtd. Notes		7.38	1/15/14	1,110,000	1,132,200
Manufacturing--.3%
Tyco International Group,
Gtd. Notes		6.88	1/15/29	1,225,000	1,378,995
Media--1.3%
AOL Time Warner,

Gtd. Debs.	7.70	5/1/32	825,000	942,395
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	1,700,000	1,615,100
Comcast,
Gtd. Bonds	5.67	7/14/09	2,400,000 e	2,406,286
COX Communications,
Notes	7.13	10/1/12	575,000	615,395
Viacom,
Gtd. Notes	5.63	5/1/07	1,000,000	1,000,861
				6,580,037
Oil & Gas--1.8%
Anadarko Petroleum,
Sr. Unscd. Notes	5.79	9/15/09	2,450,000 e	2,455,466
BJ Services,
Sr. Unscd. Notes	5.57	6/1/08	4,850,000 e	4,851,916
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	780,000 b	753,658
Sempra Energy,
Sr. Notes	4.62	5/17/07	995,000	991,047
				9,052,087
Packaging & Containers--.7%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	815,000	839,450
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	505,000	520,781
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	840,000 a	855,754
Sealed Air,
Bonds	6.88	7/15/33	1,290,000 a	1,302,459
				3,518,444
Paper & Forest Products--.4%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	1,095,000 a	1,054,744
Temple-Inland,
Bonds	6.63	1/15/18	1,100,000	1,153,833
				2,208,577
Property & Casualty Insurance--2.4%
Allmerica Financial,
Debs.	7.63	10/15/25	90,000	98,087
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,220,000 b	1,422,038
AON,
Notes	6.95	1/15/07	1,000,000	1,002,905
Assurant,
Sr. Notes	6.75	2/15/34	645,000	701,673
Chubb,
Sr. Notes	5.47	8/16/08	2,375,000	2,381,495
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	875,000	880,098
Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	1,950,000	1,963,630
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	1,600,000	1,599,000
Nippon Life Insurance,
Notes	4.88	8/9/10	1,350,000 a,b	1,326,339
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	735,000	738,438
				12,113,703

Real Estate Investment Trusts--6.4%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,000,000	964,848
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	180,000 b	177,102
Archstone-Smith Operating Trust,
Notes	5.63	8/15/14	340,000	343,524
Arden Realty,
Notes	5.25	3/1/15	1,655,000	1,655,806
Boston Properties,
Sr. Notes	5.63	4/15/15	810,000	812,377
Brandywine Operating Partnership,
Gtd. Notes	5.82	4/1/09	1,800,000 e	1,803,574
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,100,000	1,121,141
Duke Realty,
Notes	3.50	11/1/07	925,000	906,267
Duke Realty,
Sr. Notes	5.25	1/15/10	1,190,000	1,187,797
Duke Realty,
Sr. Unscd. Notes	5.63	8/15/11	350,000	353,332
EOP Operating,
Notes	5.97	10/1/10	775,000 e	782,925
EOP Operating,
Notes	6.76	6/15/07	2,370,000	2,387,785
EOP Operating,
Sr. Notes	7.00	7/15/11	1,900,000	2,022,512
ERP Operating,
Notes	4.75	6/15/09	560,000	552,628
ERP Operating,
Notes	5.13	3/15/16	825,000	801,833
Federal Realty Investment Trust,
Notes	6.00	7/15/12	570,000	585,718
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	2,820,000	2,698,856
HRPT Properties Trust,
Sr. Unscd. Notes	5.99	3/16/11	2,700,000 e	2,707,363
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	1,600,000	1,579,195
Mack-Cali Realty,
Notes	5.25	1/15/12	580,000	573,865
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,450,000	1,416,623
Simon Property Group,
Notes	4.60	6/15/10	1,098,000 b	1,076,015
Simon Property Group,
Notes	4.88	8/15/10	850,000	837,611
Socgen Real Estate,
Bonds	7.64	12/29/49	4,600,000 a,e	4,692,989
				32,041,686
Residential Mortgage Pass-Through Ctfs.--6.7%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	1,140,924 a,e	1,139,960
Banc of America Mortgage
Securities, Ser. 2001-4,
Cl. 2B3	6.75	4/20/31	196,252	196,172
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.96	4/25/36	431,168 a,e	431,168

Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.27	4/25/36	445,540 a,e	445,540
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	829,116 e	827,733
ChaseFlex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	1,200,000 e	1,214,913
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	609,093 e	603,129
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2003-8, Cl. B3	5.00	5/25/18	247,200 a	222,428
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31 Cl. 2A1	5.53	1/25/36	1,291,261 e	1,286,604
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	6,787,843	6,834,091
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	1,396,031 e	1,398,210
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	1,122,683 e	1,112,369
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	740,798 e	742,554
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	399,843 e	401,683
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.21	9/25/36	1,446,806 e	1,464,893
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	816,826 e	794,752
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/15/36	695,000	702,207
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	1,725,000 e	1,687,384
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,195,000 e	1,176,537
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	5.42	10/25/37	1,108,953 e	1,108,953
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,325,000 e	3,273,020
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	4,847,942 e	4,758,855
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	1,800,000	1,785,990
				33,609,145
Retail--.3%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	465,000	472,617
May Department Stores,
Notes	3.95	7/15/07	500,000	493,827
May Department Stores,
Gtd. Notes	5.95	11/1/08	760,000	766,026
Saks,
Gtd. Notes	8.25	11/15/08	429	444
				1,732,914
State/Territory Gen Oblg--2.2%

Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.31	6/1/34	4,525,000	4,733,648
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.43	6/1/34	1,050,000 e	1,055,554
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds		6.00	6/1/27	1,870,000	1,833,965
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	3,360,000	3,344,578
					10,967,745
Technology--.1%
Freescale Semiconductor,
Sr. Notes		6.88	7/15/11	340,000	357,003
Telecommunications--4.6%
AT & T,
Notes		5.50	5/15/08	2,700,000 e	2,703,169
Deutsche Telekom International
Finance, Gtd. Bonds		8.00	6/15/10	2,240,000	2,447,025
Deutsche Telekom International
Finance, Gtd. Bonds		8.25	6/15/30	1,015,000	1,264,493
France Telecom,
Notes		7.75	3/1/11	1,280,000	1,407,347
Intelsat,
Sr. Notes		5.25	11/1/08	315,000	306,338
Nextel Communications,
Sr. Notes, Ser. F		5.95	3/15/14	1,035,000	1,017,815
Nextel Partners,
Sr. Notes		8.13	7/1/11	1,470,000	1,550,850
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	435,000 a,f	608,077
PanAmSat,
Gtd. Notes		9.00	6/15/16	975,000 a	1,023,750
Qwest,
Bank Note, Ser. B		6.95	6/30/10	464,000 e	471,540
Qwest,
Bank Note, Ser. B		6.95	6/30/10	1,858,000 e	1,888,192
Qwest,
Sr. Notes		7.88	9/1/11	710,000	755,263
Sprint Capital,
Gtd. Notes		8.75	3/15/32	985,000	1,220,427
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	2,425,000	2,479,868
Verizon Communications,
Sr. Notes		5.54	8/15/07	1,825,000 e	1,826,692
Windstream,
Sr. Notes		8.13	8/1/13	1,435,000 a	1,539,037
Windstream,
Sr. Notes		8.63	8/1/16	460,000 a,b	498,525
					23,008,408
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes		5.75	1/15/11	990,000	987,898
Transportation--.3%
Ryder System,
Notes		3.50	3/15/09	1,435,000	1,370,884

U.S. Government Agencies/Mortgage-Backed--23.2%
Federal Home Loan Mortgage Corp:
6.50%, 10/1/31 - 3/1/32	101,029	103,575
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	5,617,782	5,224,193
Federal National Mortgage Association:
5.00%	22,325,000 h	21,989,981
5.50%	16,300,000 h	16,256,038
6.00%	38,425,000 h	38,895,781
5.00%, 5/1/18	1,217,659	1,202,353
5.50%, 8/1/34 - 9/1/34	9,685,222	9,591,157
6.50%, 11/1/10	621	632
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	3,565,450	3,556,786
Government National Mortgage Association I:
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	399,408	386,168
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,385,304	1,358,467
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	1,455,518	1,420,354
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,449,536	1,416,752
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,835,794	1,788,449
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,691,064	1,657,991
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,312,318	1,290,213
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	1,361,293	1,340,669
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,420,000	3,359,603
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,800,000	4,824,882
Government National Mortgage Association II:
4.50%, 7/20/30	92,544 e	92,944
6.50%, 2/20/31 - 7/20/31	335,534	344,647
7.00%, 11/20/29	926	955
		116,102,590
U.S. Government Securities--37.8%
U.S. Treasury Bonds,
4.50%, 2/15/36	640,000 i	617,900
U.S. Treasury Inflation Protected
Securities, 2.00%, 1/15/16	20,272,976 i,j	19,708,701
U.S. Treasury Notes:
4.63%, 10/31/11	165,565,000 i	166,030,735
4.88%, 8/15/16	3,500,000 i	3,573,829
		189,931,165
Total Bonds and Notes
(cost $737,129,104)		737,049,195

Preferred Stocks--.3%	Shares	Value ($)

Banks--.2%

Sovereign Capital Trust IV,
Conv., Cum. $2.1875	15,500	751,750
Diversified Financial Services--.1%
AES Trust VII,
Conv., Cum. $3.00	10,850	542,500
Total Preferred Stocks
(cost $1,293,675)		1,294,250

	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options--.1%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	35,280,000	4,621
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 4	49,400,000	103,231
December 2006 5 Year Futures,
November 2006 @ 106	47,900,000	67,362
		175,214
Put Options--.0%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	8,954,000	42,618
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	94,745,000	4,199
March 2007 5 Year Futures,
December 2006 @ 104.50	70,800,000	66,375
		113,192
Total Options
(cost $546,899)		288,406

	Principal
Short-Term Investments--2.1%	Amount ($)	Value ($)

Corporate Notes--1.1%
Egyptian Treasury Bill
9.06%, 3/15/07	5,100,000 a,k	5,152,428
U.S. Treasury Bills--1.0%
4.85%, 12/7/06	650,000	646,770
4.91%, 1/4/07	4,535,000	4,495,409
		5,142,179
Total Short-Term Investments
(cost $10,246,817)		10,294,607

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,778,000)	5,778,000 [l]	5,778,000

Investment of Cash Collateral
for Securities Loaned--4.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $20,958,870)	20,958,870 [l]	20,958,870

Total Investments (cost $775,953,365)	154.9%	775,663,328
Liabilities, Less Cash and Receivables	(54.9%)	(274,809,682)
Net Assets	100.0%	500,853,646

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $80,138,932 or 16.0% of net assets.
b All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund's securities on loan is $20,051,405, and the total market value of the collateral held by the fund is $20,958,870.
c Non-income producing--security in default.
d The value of this security has been determined in good faith under the direction of the Board of Directors.
e Variable rate security--interest rate subject to periodic change.
f Principal amount stated in U.S. Dollars unless otherwise noted. BRL-- Brazilian Real EUR--Euro MXN--Mexican Peso
PLN-- Polish Zloty
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Purchased on a forward commitment basis.
i Purchased on a delayed delivery basis.
j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k Credit Linked Notes.
l Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES October 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	542	(58,654,563)	December 2006	(664,797)

STATEMENT OF OPTIONS WRITTEN October 31, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
12-Month Euribor Interest Swap
March 2007 @ 5.973
(Premiums received $127,008)	35,280,000	(7,772)

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2006 (Unaudited)

	Principal
Bonds and Notes--96.9%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities:
0.88%, 4/15/10	567,173 a,b	534,684
1.63%, 1/15/15	592,618 b	560,616
1.88%, 7/15/13	688,268 b	666,479
2.00%, 1/15/14	402,756 b	392,649
2.00%, 7/15/14	405,619 b	395,282
2.00%, 1/15/26	173,607 b	166,157
2.38%, 1/15/25	245,535 a,b	248,773
3.00%, 7/15/12	408,229 b	420,948
3.50%, 1/15/11	558,786 b	581,309
3.63%, 4/15/28	363,050 b	448,877
3.88%, 4/15/29	369,592 b	476,371
Total Bonds and Notes
(cost $4,819,066)		4,892,145

Short-Term Investment--.5%

U.S. Treasury Bills;
4.86%, 12/7/06
(cost $24,878)	25,000	24,876

Other Investment--1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $78,000)	78,000 [c]	78,000

Investment of Cash Collateral
for Securities Loaned--8.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $429,000)	429,000 [c]	429,000

Total Investments (cost $5,350,944)	107.4%	5,424,021
Liabilities, Less Cash and Receivables	(7.4%)	(372,533)
Net Assets	100.0%	5,051,488

a All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund's securities on loan is $422,100 and the total market value of the collateral held by the fund is $429,000.
b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short Term Income Fund
October 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--109.2%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	250,000	247,500
Agricultural--1.0%
Philip Morris,
Notes	7.20	2/1/07	3,035,000	3,043,149
Airlines--.0%
U.S. Air,
Enhanced Equipment Notes,
Cl. CL C	8.93	10/15/09	1,092,319 a,b	109
Asset-Backed Ctfs./Auto Receivables--3.2%
Daimler Chrysler Auto Trust,
Ser. 2005-B, Cl. A4	4.20	7/8/10	1,842,000	1,816,547
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,500,000	1,486,289
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,420,000	1,416,351
WFS Financial Owner Trust,
Ser. 2003-3, Cl. A4	3.25	5/20/11	3,088,551	3,055,195
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000	2,474,800
				10,249,182
Asset-Backed Ctfs./Credit Cards--.6%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	1,800,000	1,792,644
Asset-Backed Ctfs./Home Equity Loans--4.5%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,225,000 c	1,213,221
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,985,000 c	1,931,508
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	3,058,527 c	3,061,654
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	1,441,466 c	1,460,623
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	1,049,540 c	1,045,294
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	363,722 c	362,610
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	235,000 c	235,000
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	1,368,273 c	1,361,669
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	1,100,000 c	1,092,186
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	320,656	313,135

Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	600,000	596,328
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	275,000 c	274,752
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	2/25/36	613,000 c	617,644
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	525,000 c	520,528
				14,086,152
Asset-Backed Ctfs./Manufactured Housing--.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	715,971	741,177
Automobile Manufacturers--.4%
DaimlerChrysler N.A. Holding,
Gtd. Notes	4.05	6/4/08	960,000	939,030
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	285,000	278,483
				1,217,513
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Notes	5.25	1/15/11	215,000	213,824
Banks--10.8%
Bank of Scotland,
Bonds	7.00	11/29/49	550,000 c,d	557,327
Barclays Bank,
Notes	5.93	12/15/49	790,000 c,d	799,106
Charter One Bank N.A.,
Sr. Notes	5.50	4/26/11	1,435,000	1,455,503
Chevy Chase Bank, F.S.B.,
Sub. Notes	6.88	12/1/13	590,000	595,900
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	800,000 c,d	769,828
Colonial Bank N.A./Montgomery, AL
Sub. Notes	6.38	12/1/15	1,000,000	1,033,424
Colonial Bank N.A./Montgomery, AL
Sub. Notes	8.00	3/15/09	305,000	318,936
First Bank System,
Sub. Notes	6.88	9/15/07	2,661,000	2,686,375
Fleet National Bank,
Sub. Notes	5.75	1/15/09	4,750,000	4,812,653
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	860,000 d	920,745
Landsbanki Islands,
Notes	6.10	8/25/11	865,000 d	883,192
Marshall & Ilsley,
Notes	4.38	8/1/09	4,200,000	4,122,674
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000 e	580,479
Resona Bank,
Notes	5.85	9/29/49	530,000 c,d	520,088
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	810,000 c,d	816,042
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	1,075,000 d	1,054,956
Sumitomo Mitsui Banking,

Notes	5.63	7/29/49	685,000 c,d	671,421
SunTrust Capital II,
Bonds	7.90	6/15/27	2,270,000	2,370,377
SunTrust Preferred Capital I,
Notes	5.85	12/15/49	625,000 c	630,723
USB Capital IX,
Gtd. Notes	6.19	4/15/49	1,335,000 c	1,364,372
Wachovia Bank N.A.,
Sub. Notes	5.00	8/15/15	1,560,000 e	1,515,092
Washington Mutual,
Sr. Notes	5.50	8/24/11	3,255,000 e	3,278,609
Wells Fargo Capital B,
Bonds	7.95	12/1/26	1,440,000 d	1,499,001
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	639,486
				33,896,309
Building & Construction--.3%
Centex,
Notes	4.75	1/15/08	1,090,000	1,079,736
Chemicals--1.5%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	400,000	426,000
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	1,535,000	1,502,554
Lubrizol,
Sr. Notes	4.63	10/1/09	2,945,000	2,893,074
				4,821,628
Commercial & Professional Services--.2%
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000 d	715,224
Commercial Mortgage Pass-Through Ctfs.--8.3%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	1,900,000	1,876,838
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	1,658,191	1,655,523
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.59	4/25/36	287,885 c,d	287,975
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	575,879 c,d	576,599
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	349,128 c,d	349,721
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	483,011 c,d	484,520
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	794,833 c,d	807,257
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	7.72	1/25/36	658,520 c,d	658,520
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	248,965 c,d	252,920
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,
Cl. A2	5.13	10/12/42	2,400,000 c	2,399,749
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	375,000 c	385,894
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	2,325,000 d	2,427,547
Crown Castle Towers,

Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 d	563,352
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000 d	666,788
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 d	386,355
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,958,946	1,954,571
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	750,000 c	779,271
LB-UBS Commercial Mortgage Trust,
Ser. 2002-C4, Cl. A1	3.27	9/15/26	2,110,032	2,088,449
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	1,100,000	1,094,694
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000 c	351,924
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,150,000	1,148,424
SBA CMBS Trust
2006-1A Cl. D	5.85	11/15/36	1,695,000 d	1,699,678
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	3,259,357 d	3,156,412
				26,052,981
Diversified Financial Services--16.2%
American Express,
Sub. Debs.	6.80	9/1/66	335,000 c	356,872
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	424,000 c	461,864
Amvescap,
Gtd. Notes	5.38	2/27/13	1,300,000	1,286,018
Amvescap,
Sr. Notes	5.90	1/15/07	1,000,000	1,000,669
Bear Stearns,
Sr. Unscd. Notes	5.50	8/15/11	1,620,000 e	1,640,926
Boeing Capital,
Sr. Notes	7.38	9/27/10	1,170,000	1,262,229
Caterpillar Financial Services,
Notes	5.13	10/12/11	765,000 e	763,672
CIT Group,
Sr. Notes	4.75	8/15/08	1,345,000	1,335,033
Citicorp,
Sub. Notes	7.25	9/1/08	3,290,000	3,404,367
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	965,000 e	914,178
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	1,255,000 e	1,271,971
Fuji JGB Investment,
Bonds	9.87	12/29/49	850,000 c,d	908,380
General Electric Capital,
Notes, Ser. A	4.25	1/15/08	1,725,000 e	1,706,903
Glencore Funding,
Gtd. Notes	6.00	4/15/14	640,000 d	622,593
Goldman Sachs Group,
Notes	4.50	6/15/10	575,000	563,148
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	2,000,000 c	2,014,966

Jefferies Group,
Sr. Notes	7.75	3/15/12	1,100,000	1,208,086
John Deere Capital,
Sr. Notes, Ser. D	4.40	7/15/09	1,400,000	1,375,774
John Deere Capital,
Sr. Notes, Ser. D	4.50	8/25/08	1,200,000	1,185,752
JPMorgan Chase & Co.,
Sub. Notes	7.88	6/15/10	2,190,000	2,380,322
Kaupthing Bank,
Notes	7.13	5/19/16	870,000 d	928,385
Lehman Brothers Holdings E-Capital
Trust I, Notes	6.17	8/19/65	180,000 c	181,953
Lehman Brothers,
Notes	3.50	8/7/08	4,100,000	3,987,111
Merrill Lynch & Co.,
Notes, Ser. C	4.13	9/10/09	2,175,000 e	2,122,489
Morgan Stanley,
Notes,	4.00	1/15/10	4,300,000	4,155,735
MUFG Capital Finance I,
Gtd. Bonds	6.35	7/29/49	545,000 c	548,779
New York Life Global Funding,
Notes	4.63	8/16/10	4,610,000 d	4,537,720
Nuveen Investments,
Sr. Notes	5.00	9/15/10	925,000	909,497
Pricoa Global Funding I,
Notes	4.20	1/15/10	4,950,000 d	4,798,040
Residential Capital,
Gtd. Notes	6.13	11/21/08	310,000	311,869
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	415,000	421,518
Residential Capital,
Gtd. Notes	7.20	4/17/09	905,000 c,d	907,147
SLM,
Notes, Ser. A	5.00	10/1/13	1,250,000	1,225,490
St. George Funding,
Bonds	8.49	12/29/49	425,000 c,d	447,669
				51,147,125
Diversified Metals & Mining--.2%
Southern Copper,
Sr. Notes	7.50	7/27/35	625,000	671,356
Electric Utilities--2.5%
DTE Energy,
Sr. Unsub. Notes	6.35	6/1/16	450,000	468,873
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	665,000	696,502
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	221,875 d	218,356
FPL Group Capital,
Gtd. Notes	5.63	9/1/11	1,620,000	1,643,895
Mirant North America,
Gtd. Notes	7.38	12/31/13	465,000 e	472,556
National Grid,
Notes	6.30	8/1/16	724,000	755,343
NiSource Finance,
Gtd. Notes	5.25	9/15/17	595,000	561,347
NiSource Finance,
Gtd. Notes	5.97	11/23/09	641,000 c	641,476
PacifiCorp,

First Mortgage Bonds,		6.90	11/15/11	2,265,000 e	2,436,347
					7,894,695
Environmental Control--.8%
Republic Services,
Sr. Notes		6.75	8/15/11	475,000	501,767
Waste Management,
Gtd. Notes		6.88	5/15/09	2,000,000 e	2,077,526
					2,579,293
Food & Beverages--1.4%
H.J. Heinz,
Notes		6.43	12/1/20	500,000 d	509,786
Safeway,
Sr. Unscd. Notes		4.80	7/16/07	1,555,000	1,547,520
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	480,000	486,000
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	1,850,000	1,912,282
					4,455,588
Foreign/Governmental--3.2%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	1,390,000 c	1,375,405
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	1,035,000	1,015,983
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	9,835,000 f	3,300,557
Republic of Argentina,
Bonds		5.59	8/3/12	1,480,000 c	1,063,380
Republic of Peru,
Notes		9.13	2/21/12	705,000	817,800
Republic of South Africa,
Notes		9.13	5/19/09	1,720,000	1,870,500
United Mexican States,
Notes, Ser. A		8.00	9/24/22	660,000	801,900
					10,245,525
Health Care--1.3%
American Home Products,
Notes		6.95	3/15/11	1,150,000	1,226,465
Coventry Health Care,
Sr. Notes		5.88	1/15/12	1,170,000	1,167,632
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	350,000	380,767
Quest Diagnostics,
Gtd. Notes		5.13	11/1/10	780,000	771,969
WellPoint,
Unscd. Notes		5.00	1/15/11	525,000	519,972
					4,066,805
Hotels--.0%
Host Hotels & Resorts,
Sr. Notes		6.88	11/1/14	135,000 d	136,181
Lodging & Entertainment--.9%
Carnival,
Gtd. Notes		3.75	11/15/07	1,240,000	1,217,957
MGM Mirage,
Gtd. Notes		6.00	10/1/09	525,000	521,062
MGM Mirage,
Gtd. Notes		8.50	9/15/10	300,000 e	319,125
Mohegan Tribal Gaming Authority,

Sr. Notes	6.13	2/15/13	775,000	772,094
				2,830,238
Machinery--.1%
Terex,
Gtd. Notes	7.38	1/15/14	410,000	418,200
Media--1.4%
AOL Time Warner,
Gtd. Notes	6.15	5/1/07	2,450,000	2,459,158
Comcast,
Gtd. Notes	5.50	3/15/11	1,240,000	1,249,325
News America,
Gtd. Notes	7.63	11/30/28	730,000	821,567
				4,530,050
Oil & Gas--1.2%
Amerada Hess,
Unscd. Notes	6.65	8/15/11	985,000	1,034,290
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	2,045,000	2,003,875
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	12/15/15	755,000 d	746,506
				3,784,671
Packaging & Containers--.8%
Ball,
Gtd. Notes	6.88	12/15/12	205,000	208,075
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	690,000	710,700
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	400,000	412,500
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	200,000 d	203,751
Sealed Air,
Notes	5.63	7/15/13	910,000 d	896,415
				2,431,441
Paper & Forest Products--.4%
Temple-Inland,
Bonds	6.63	1/15/18	425,000	445,799
Weyerhaeuser,
Debs.	7.25	7/1/13	625,000	665,372
				1,111,171
Property & Casualty Insurance--2.1%
American International Group,
Sr. Notes	5.05	10/1/15	565,000	553,016
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,100,000	1,282,165
ING Groep,
Bonds	5.78	12/29/49	500,000 c	498,641
Lincoln National,
Bonds	7.00	5/17/66	1,495,000 c,e	1,576,470
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,200,000 e	1,165,801
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 d	1,031,597
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	430,000	432,011
				6,539,701
Real Estate Investment Trusts--4.5%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	925,000	910,105

Arden Realty,
Notes	5.25	3/1/15	475,000	475,231
Brandywine Operating Partnership,
Gtd. Notes	5.82	4/1/09	302,000 c	302,600
Duke Realty,
Sr. Notes	5.88	8/15/12	2,150,000	2,198,566
EOP Operating,
Sr. Notes	7.00	7/15/11	1,450,000	1,543,496
ERP Operating,
Notes	4.75	6/15/09	2,400,000	2,368,406
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	345,275
Federal Realty Investment Trust,
Notes	6.00	7/15/12	305,000	313,410
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	1,165,000	1,114,953
HRPT Properties Trust,
Sr. Unscd. Notes	5.99	3/16/11	925,000 c	927,523
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	550,000	542,848
Mack-Cali Realty,
Notes	5.25	1/15/12	300,000	296,827
Simon Property Group,
Notes	4.88	8/15/10	2,275,000	2,241,842
Socgen Real Estate,
Bonds	7.64	12/29/49	700,000 c,d	714,151
				14,295,233
Residential Mortgage Pass-Through Ctfs.--5.3%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	7.02	4/25/36	210,793 c,d	211,057
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	658,686 c	657,588
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,050,000 c	2,014,615
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/25/36	526,847 c	524,811
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,728,718	2,747,310
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	2,116,248 c	2,115,168
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	538,313 c	539,589
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.21	9/25/36	1,687,940 c	1,709,042
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/15/36	750,000 c	757,777
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	750,000 c	733,645
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,575,000 c	1,550,666
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,294,000 c	3,242,504
				16,803,772
Retail--.6%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	260,000	264,259

May Department Stores,
Notes		3.95	7/15/07	1,275,000	1,259,258
Yum! Brands,
Sr. Notes		6.25	4/15/16	250,000	258,546
					1,782,063
State/Territory Gen Oblg--2.2%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds		6.00	6/1/28	825,000	831,551
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.31	6/1/34	825,000	863,041
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.43	6/1/34	2,600,000 c	2,613,754
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	2,572,000	2,560,195
					6,868,541
Technology--.1%
Freescale Semiconductor,
Sr. Notes		6.88	7/15/11	225,000	236,252
Telecommunications--2.0%
AT & T,
Notes		5.50	5/15/08	700,000 c	700,821
AT & T,
Sr. Notes		7.30	11/15/11	770,000	838,903
Nextel Communications,
Sr. Notes, Ser. F		5.95	3/15/14	605,000	594,955
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	255,000 d,f	356,459
Qwest,
Notes		8.88	3/15/12	50,000	55,250
Sprint Capital,
Gtd. Bonds		7.63	1/30/11	1,375,000	1,483,336
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	675,000	690,273
Verizon Communications,
Sr. Notes		5.54	8/15/07	665,000 c	665,616
Windstream,
Sr. Notes		8.13	8/1/13	630,000 d	675,675
Windstream,
Sr. Notes		8.63	8/1/16	200,000 d	216,750
					6,278,038
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes		5.75	1/15/11	805,000	803,291
Transportation--.8%
Union Pacific,
Notes		5.75	10/15/07	2,510,000	2,512,422
U.S. Government Agencies--1.3%
Federal National Mortgage
Association Principal Strip,
Notes		0.00	2/15/08	4,245,000	3,978,176
U.S. Government Agencies/Mortgage-Backed--16.2%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10				348,756	332,950
4.00%, 2/1/10 - 4/1/10				20,366,824	19,732,718

4.50%, 2/1/10	2,617,162	2,569,032
6.50%, 6/1/32	5,673	5,819
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12	151,435 g	16,042
Federal National Mortgage Association:
4.00%, 2/1/10 - 5/1/10	3,002,984	2,910,793
4.50%, 11/1/14	1,745,953	1,704,784
6.52%, 2/1/29	88,954 c	90,339
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	794,977	708,549
Government National Mortgage Association I:
8.00%, 9/15/08	72,554	72,560
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	1,405,890	1,380,347
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	2,181,069	2,113,372
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,823,692	1,788,362
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	2,134,760	2,083,185
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,198,283	1,171,182
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,301,322	1,267,761
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	4,509,504	4,421,309
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	471,014	461,254
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,962,849	1,920,842
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,947,998	1,906,989
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	846,160	830,912
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	783,775	771,900
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,525,000	1,498,068
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,072,280	1,055,299
Government National Mortgage Association II:
5.38%, 4/20/30	278,943 c	280,806
7.00%, 12/20/30 - 4/20/31	33,018	34,062
7.50%, 11/20/29 - 12/20/30	35,928	37,328
		51,166,564
U.S. Government Securities--12.2%
U.S. Treasury Inflation Protected Securities:
2.00%, 1/15/16	3,282,096 h	3,190,742
3.00%, 7/15/12	5,669,850 e,h	5,846,501
U.S. Treasury Notes
4.63%, 10/31/11	29,190,000 i	29,272,112
		38,309,355
Total Bonds and Notes
(cost $348,648,251)		344,032,875

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.86%, 12/7/06
(cost $422,936)	425,000 [j]	422,888

Other Investment--.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,837,000)	1,837,000 [k]	1,837,000

Investment of Cash Collateral
for Securities Loaned--4.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $14,375,420)	14,375,420 [k]	14,375,420

Total Investments (cost $365,283,607)	114.5%	360,668,183
Liabilities, Less Cash and Receivables	(14.5%)	(45,764,957)
Net Assets	100.0%	314,903,226

a Non-income producing--security in default.
b The value of this security has been determined in good faith under the direction of the Board of Directors.
c Variable rate security--interest rate subject to periodic change.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $40,591,192 or 12.9% of net assets.
e All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund's securities on loan is $13,904,192 and the total market value of the collateral held by the fund is $14,375,420.
f Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro PLN-- Polish Zloty
g Notional face amount shown.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Purchased on a delayed delivery basis.
j All or partially held by a broker as collateral for open financial futures positions.
k Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
October 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	374	76,447,938	December 2006	109,281
Financial Futures Short
U.S. Treasury 5 Year Notes	92	(9,711,750)	December 2006	(72,898)
U.S. Treasury 10 Year Notes	337	(36,469,719)	December 2006	(334,500)
U.S. Treasury 30 Year Bonds	139	(15,659,219)	December 2006	(239,922)
				(538,039)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Premier Yield Advantage Fund
October 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--6.7%
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	1,040,000	1,038,068
Harley-Davidson Motorcycle Trust,
Ser. 2005-2, Cl. A2	4.07	2/15/12	800,000	786,691
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A3	3.59	10/19/09	1,799,785	1,784,261
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	1,500,000	1,485,977
				5,094,997
Asset-Backed Ctfs./Credit Cards--6.9%
Advanta Business Card Master
Trust, Ser. 2005-C1, Cl. C1	5.83	8/22/11	1,500,000 a	1,509,114
American Express Issuance Trust,
Ser. 2005-1, Cl. C	5.65	8/15/11	1,250,000 a	1,256,940
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1	5.69	11/15/12	1,250,000 a	1,255,819
Gracechurch Card Funding,
Ser. 9, Cl. C	5.63	9/15/10	1,250,000 a	1,251,758
				5,273,631
Asset-Backed Ctfs./Home Equity Loans--23.0%
Accredited Mortgage Loan Trust,
Ser. 2005-4, Cl. M7	6.62	12/25/35	500,000 a	508,953
Asset-Backed Securities Home
Equity, Ser. 2004-HE3, Cl. M2	6.44	6/25/34	1,750,000 a	1,767,117
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	2,127,994 a	2,119,282
Bear Stearns Asset Backed
Securities, Ser. 2005-HE4,
Cl. 1A1	5.42	4/25/35	208,701 a	208,851
Broadwick Funding,
Ser. 2006-1A, Cl. B	5.89	7/13/41	1,000,000 a,b	1,000,000
Carrington Mortgage Loan Trust,
Ser. 2006-OPT1, Cl. M7	6.37	2/25/36	947,000 a	950,644
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.24	2/25/32	275,802 a	270,224
Centex Home Equity,
Ser. 2005-B, Cl. AF2	4.24	3/25/35	358,135 a	356,596
Centex Home Equity,
Ser. 2005-D, Cl. M4	5.93	10/25/35	1,000,000 a	1,006,393
Fremont Home Loan Trust,
Ser. 2006-1, Cl. M1	5.64	4/25/36	1,000,000 a	1,000,616
GSAA Trust,
Ser. 2005-3, Cl. A1	5.45	12/25/34	50,393 a	50,425
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	6.52	4/25/36	450,000 a	456,720
Morgan Stanley ABS Capital I,
Ser. 2004-WMC2, Cl. A2	5.68	7/25/34	18,788 a	18,799
Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	6.23	3/25/36	500,000 a	500,307
Option One Mortgage Loan Trust,

Ser. 2005-4, Cl. M5	5.95	11/25/35	500,000 a	503,296
Option One Mortgage Loan Trust,
Ser. 2003-5, Cl. M1	5.97	8/25/33	1,000,000 a	1,004,531
Popular ABS Mortgage Pass-Through
Trust, Ser. 2004-4, Cl. AF4	4.63	9/25/34	1,000,000 a	981,913
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. M7	6.44	10/25/35	500,000 a	505,971
Residential Asset Mortgage
Products, Ser. 2005-EFC6,
Cl. M7	6.72	11/25/35	500,000 a	506,879
Residential Asset Securities,
Ser. 2005-KS4, Cl. M2	5.90	5/25/35	1,500,000 a	1,513,363
Residential Asset Securities,
Ser. 2006-EMX3, Cl. M7	6.37	4/25/36	500,000 a	501,684
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M7	6.43	10/25/35	478,000 a	481,086
Residential Asset Securities,
Ser. 2005-EMX4, Cl. M7	6.57	11/25/35	655,000 a	667,210
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI3	5.50	3/25/36	600,000 a	601,601
				17,482,461
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	596,642	617,648
Automobile Manufacturers--2.5%
DaimlerChrysler N.A. Holding,
Notes	4.13	3/7/07	915,000	910,927
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.82	3/13/09	1,000,000 a	1,001,307
				1,912,234
Banks--2.3%
City National Bank/Beverly Hills
CA, Sub. Notes	6.38	1/15/08	721,000	728,072
Landsbanki Islands,
Notes	6.10	8/25/09	1,000,000 a,b	1,000,979
				1,729,051
Diversified Financial Services--10.7%
American General Finance,
Sr. Notes, Ser. I	4.63	5/15/09	400,000	393,672
Amvescap,
Sr. Notes	5.90	1/15/07	1,125,000	1,125,753
Capital One Bank,
Notes	4.88	5/15/08	400,000	397,874
International Lease Finance,
Notes, Ser. P	5.77	1/15/10	2,000,000 a	2,015,942
Kaupthing Bank,
Notes	6.07	1/15/10	1,000,000 a,b,c	1,000,068
Textron Financial,
Sr. Unscd. Notes	4.13	3/3/08	1,255,000	1,235,325
USA Education,
Unscd. Notes, Ser. A	5.63	4/10/07	2,000,000	2,002,480
				8,171,114
Electric Utilities--1.5%
Appalachian Power,
Notes	5.70	6/29/07	1,125,000 a	1,126,734
Food & Beverages--1.4%

Cadbury Schweppes U.S. Finance,
Gtd. Notes	3.88	10/1/08	1,130,000 b	1,100,600
Foreign/Governmental--4.0%
United Mexican States,
Notes	6.07	1/13/09	3,000,000 a	3,035,250
Real Estate Investment Trusts--3.3%
Brandywine Operating Partnership,
Gtd. Notes	5.82	4/1/09	1,050,000 a	1,052,085
Duke Realty,
Notes	6.75	5/30/08	450,000	459,987
HRPT Properties Trust,
Sr. Unscd. Notes	5.99	3/16/11	1,000,000 a	1,002,727
				2,514,799
Residential Mortgage Pass-Through Ctfs.--18.5%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	5.49	5/25/36	607,900 a	607,753
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	5.56	7/25/35	784,735 a	786,861
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	5.57	10/25/35	473,891 a	474,338
Adjustable Rate Mortgage Trust,
Ser. 2005-9, Cl. 5A1	5.59	11/25/35	845,835 a	847,686
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	5.61	3/25/36	772,201 a	772,607
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	702,107 a,b	701,514
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	5.60	1/25/35	490,089 a	490,796
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.44	7/25/35	113,963 a	114,024
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	5.50	1/25/36	2,221,873 a	2,221,649
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	5.50	5/25/36	967,334 a	965,423
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	1,639,548	1,633,727
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	5.72	9/25/34	829,717 a	833,596
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	1,011,207	1,027,214
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	720,856	702,503
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	5.80	5/25/35	466,808 a	468,074
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	740,798 a	742,554
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	691,625	687,827
				14,078,146
Telecommunications--.7%
Telecom Italia Capital,
Gtd. Notes	5.98	7/18/11	500,000 a,c	499,474
U.S. Government Agencies/Mortgage-Backed--11.9%
Federal Home Loan Mortgage Corp.:
Multiclass Mortgage
Participation Ctfs. REMIC,

Ser. 2890, Cl. PA, 5.00%,
9/15/24	2,102,909	2,093,665
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2503, Cl. VD, 6.00%,
2/15/21	2,926,048	2,945,213
Federal National Mortgage Association:
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	1,589,955	1,417,098
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2005-13, Cl. PA,
5.00%, 3/25/27	1,435,790	1,427,966
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2002-55, Cl. GD,
5.50%, 11/25/15	62,405	62,211
Government National Mortgage Association I;
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,135,470	1,109,789
		9,055,942
U.S. Government Securities--1.1%
U.S. Treasury Inflation Protected
Securities 3.63%, 1/15/08	820,320 c,d,e	821,397
Total Bonds and Notes
(cost $72,928,570)		72,513,478

Other Investment--4.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,443,000)	3,443,000 [f]	3,443,000

Investment of Cash Collateral
for Securities Loaned--2.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,790,000)	1,790,000 [f]	1,790,000

Total Investments (cost $78,161,570)	102.2%	77,746,478
Liabilities, Less Cash and Receivables	(2.2%)	(1,687,080)
Net Assets	100.0%	76,059,398

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31,
2006, these securities amounted to $4,803,161 or 6.3% of net assets.
c All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund's securities on loan is $1,752,280 and the total market value of the collateral held by the fund is $1,790,000.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e All or partially held by a broker as collateral for open financial futures positions.
f Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES October 31, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Long
90 Day Euro Dollar	26	6,151,275	December 2006	(2,368)
90 Day Euro Dollar	26	6,160,700	March 2007	(1,069)
90 Day Euro Dollar	26	6,171,750	June 2007	1,357
90 Day Euro Dollar	26	6,183,125	September 2007	(323)
U.S. Treasury 2 Year Notes	65	13,286,406	December 2006	23,359
Financial Futures Short
U.S. Treasury 5 Year Notes	65	(6,861,563)	December 2006	(45,195)
				(24,239)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 13, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)